Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	4 Months Ended	6 Months Ended	9 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Sep. 30, 2021
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Net tangible assets				$ 5,000,001
Additional paid-in capital		$ 24,497
Federal depository insurance corporation coverage limit				$ 250,000
Stock Issued During Period, Shares, New Issues (in Shares)				602,500
Common stock subject to possible redemption (in Shares)				20,125,000
Federal depository insurance coverage		$ 250,000
Common stock subject to forfeiture (in Shares)		375,000
Revision to Previously Reported Financial Statements [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Additional paid-in capital				$ 5,100,000
Accumulated deficit				$ 5,400,000
Reclassification shares (in Shares)				1,048,264
Reclassification amount	$ 10,600,000		$ 12,700,000